Other operating expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of other expense

	2024	2023
	$	$

Malian regulatory settlement (Note 9)	(16,795)	—
Non-capital exploration	(8,029)	(3,461)
Other	(4,280)	(4,700)
	(29,104)	(8,161)